Financial instruments - Derivatives not designated as hedge accounting (Details) € in Millions, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 EUR (€) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 BRL (R$) item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)
Designated as hedges
Recognition of an gain (loss)	R$ (90.4)	R$ 10.8	R$ (82.8)
Forward foreign currency contract | Derivatives not designated as hedge
Designated as hedges
Notional amount | $					$ 370		$ 80
Recognition of an gain (loss)	219.9
Foreign currency options | Derivatives not designated as hedge
Designated as hedges
Notional amount | $							$ 544
Recognition of an gain (loss)	160.5
Foreign currency options | Senior Notes hedge | Derivatives not designated as hedge
Designated as hedges
Notional amount | $					529
Foreign currency options | Loan maturing In April, 2018 hedge | Derivatives not designated as hedge
Designated as hedges
Notional amount | $					$ 15
Purchase of TAP Convertible Bonds option issued | Derivatives not designated as hedge
Designated as hedges
Notional amount | €				€ 30
Recognition of an gain (loss)	R$ 154.4
Maximum percentage of option to purchase economic benefits of TAP convertible bonds	33.00%
Interest rate swap contract | Derivatives not designated as hedge
Designated as hedges
Recognition of an gain (loss)	R$ (381.0)	(17.2)
Heating oil forward contracts | Derivatives not designated as hedge
Designated as hedges
Notional amount						R$ 15.5		R$ 183.2
Recognition of an gain (loss)	R$ 4.5	R$ (2.1)
Number of counterparts on local market | item				3	3	3